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THE LATIN AMERICAN DISCOVERY FUND, INC.

                                                     MORGAN STANLEY
                                                     ASSET MANAGEMENT INC.
                                                     1221 AVENUE OF THE AMERICAS
                                                     NEW YORK, NEW YORK  10020

                                                     September 14, 1995

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

    Re:  Registration Statement on Form N-2
         File Nos. 33-61779 and 811-6574

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), I, as Secretary of The Latin American Discovery Fund, Inc. (the "Fund"), hereby certify (i) that the form of prospectus that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Pre-Effective Amendment No. 2 of the Registration Statement (the "Registration Statement"), which is the Fund's most recent registration statement on file with the Securities and Exchange Commission (the "Commission"), and (ii) that the Registration Statement was filed electronically on September 13, 1995. The Fund's Registration Statement was declared effective by the Commission at 3:15 p.m. on September 13, 1995. A form of Statement of Additional Information has not been filed because no such form was used.

                                                   Sincerely,

                                                   /s/  Valerie Y. Lewis
                                                   ---------------------
                                                   Valerie Y. Lewis
                                                   Secretary